www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company OFS Credit Company, Inc. (“OCCI”) NASDAQ: OCCI (common stock) NASDAQ: OCCIN and OCCIO (preferred stock) Investor Presentation June 2024

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Important Disclosures 2 This presentation and the information and views included herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with OFS Credit Company, Inc. (the “Company” or “OCCI”) or any of its affiliates. This presentation is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities, and is not a prospectus. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective. This presentation is solely for the use of the intended recipient(s). The information and its contents are the property of OFS and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only. Investors should read the Company’s prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should consider the Company’s investment objectives, risks, charges and expenses carefully before investing in securities of the Company. There is no guarantee that any of the goals, targets or objectives described in this presentation will be achieved. An investment in the Company is not appropriate for all investors, is speculative and entails substantial risk. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of dates noted herein. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein. Neither OFS nor the Company provides legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisers regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO collateral managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such. This report does not purport to be complete and no obligation to update or revise any information herein is being assumed. Information contained on our website is not incorporated by reference into this report and you should not consider information contained on our website to be part of this report or any other report we file with the SEC. This presentation contains "forward looking statements" that are subject to risks and uncertainties. Forward-looking statements can be identified by terminology such as “anticipate,” “believe,” “could,” “could increase the likelihood,” “estimate,” “expect,” “intend,” “is planned,” “may,” “should,” “will,” “will enable,” “would be expected,” “look forward,” “may provide,” “would” or similar terms, variations of such terms or the negative of those terms. Such forward-looking statements involve known and unknown risks, uncertainties and other factors including those risks, uncertainties and factors referred to in the Company’s public filings with the SEC. As a result of such risks, uncertainties and factors, actual results may differ materially from any future results, performance or achievements discussed in or implied by the forward-looking statements contained herein. The Company is providing the information as of this date and assumes no obligations to update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. OFS is a brand name and is meant to include Orchard First Source Asset Management Holdings, LLC, and its direct and indirect subsidiaries, including OFS Capital Management, LLC, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC, which are registered investment advisers, OFS Capital Corporation, a publicly traded business development company (NASDAQ “OFS”), OFS Credit Company, Inc., a publicly traded registered closed-end fund (NASDAQ “OCCI”), and their predecessor entities. CIM Assets Owned and Operated (AOO) represents the aggregate assets owned and operated by CIM on behalf of partners (including where CIM contributes alongside for its own account) and co-investors, whether or not CIM has discretion, in each case without duplication. Please note, changes in global, national, regional or local economic, demographic or capital market conditions (including those caused by the impacts of the ongoing war between Russia and Ukraine, the escalated armed conflict in the Middle East, rising interest and elevated inflation rates, instability in the U.S. and international banking systems, the risk of recession or a shutdown of U.S. government services and related market volatility) may continue to have a significant negative impact on our business, financial condition, results of operations and cash flows and those of our portfolio companies, including our and their ability to achieve our respective objectives. OFS®, OFS Capital®, OFS Credit® and HPCI® are registered trademarks of Orchard First Source Asset Management, LLC. OFS Capital Management is a trademark of Orchard First Source Asset Management, LLC.. All other trademarks or trade names are the property of their respective owners.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company OFS Credit Company (NASDAQ: OCCI) 3 Overview » OCCI is a Nasdaq-listed closed-end fund that primarily invests in CLO equity and debt securities » Per share Net Asset Value of $7.34 as of April 30, 2024 Advisor » OFS was established in 1994 and has $4.0 billion of assets under management1 » Focused on: (1) structuring and investing in CLO equity and CLO debt; (2) managing CLOs (investing in broadly syndicated loans financed through CLOs); and (3) direct loan origination Alignment of Interest » As of April 30, 2024, insiders own ~5.3% of OCCI’s common shares CLOs are an attractive asset class » Collateralized by floating rate loans of large, U.S.-based corporations » Diversified by a large number of distinct underlying borrowers across various industry sectors with varying vintages » Financed with matched funding (meaning that investments are planned to correspond to the timing of payments on financing) Historical Dividends » Annual cash distribution of $1.262, 3 » ~$11.65 of distributions declared since October 2018 IPO4 1 As of March 31, 2024. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. | 2. Reflects annualized distribution rate on the most recent monthly all-cash distribution of $0.105 declared on shares of common stock for each of the three months in the fiscal quarter ending July 31, 2024. The May 2024 distribution was paid on May 31, 2024, in cash to stockholders of record as of May 21, 2024. The June 2024 distribution is payable on June 28, 2024, in cash to stockholders of record as of June 18, 2024. The July 2024 distribution is payable on July 31, 2024, in cash to stockholders of record as of July 19, 2024. | 3. Based on OCCI's estimated net investment income for the five months ended May 31, 2024, OCCI estimates that 94% of calendar year distributions were from ordinary income and 6% were from return of capital. The Company’s fiscal year differs from the calendar year period on which the tax character of distributions is determined for Form 1099-DIV reporting purposes. The ultimate tax character of the Company’s distributions cannot be determined until the corresponding tax return is filed. The estimated information provided is not for tax reporting purposes and could differ materially from amounts reported to common shareholders on Form 1099-DIV. Past performance is not indicative of future results, and distributions are not guaranteed. | 4. Includes distributions declared on May 1, 2024. Long-Standing CLO Manager with Expertise in Structuring CLOs and Investing in the Underlying Corporate Loans OFS is an Experienced CLO Equity Investor Robust Credit Team with Analyst Coverage of the Senior Secured Loan Market OFS has a Strong Balance Sheet and Low Leverage Why OFS and OCCI?

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company » Net investment income (“NII”) of $4.5 million, or $0.28 per common share, for the fiscal quarter ended April 30, 2024. This compares to NII of $4.6 million, or $0.29 per common share, for the fiscal quarter ended January 31, 2024. Net Asset Value per common share of $7.34 as of April 30, 2024. » Core net investment income (“Core NII”)2 of $8.4 million, or $0.53 per common share, for the fiscal quarter ended April 30, 2024. This compares to Core NII of $7.2 million, or $0.45 per common share, for the fiscal quarter ended January 31, 2024. » During the fiscal quarter ended April 30, 2024, the earned income yield of our investment portfolio at amortized cost was 14.7%. 4 1. Past performance is not indicative of future results, and distributions are not guaranteed. 2. Core NII is a financial measure calculated and presented on a basis of methodology other than in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Core NII represents NII adjusted for differences in applicable cash distributions received on our CLO equity investments relative to income recognized in accordance with GAAP. See slide 18 “Supplemental Schedule - Core Net Investment Income” for additional information. Interest waterfall payments in excess of interest income accretion on CLO equity investments. Second Fiscal Quarter 2024 Highlights1 Fiscal Quarter Ended (Unaudited) 4/30/2024 1/31/2024 Per Common Share Net investment income $ 0.28 $ 0.29 Net realized loss on investments (0.12) (0.12) Net unrealized appreciation (depreciation) on investments (0.20) 0.27 Net earnings (loss) $ (0.04) $ 0.44 Reconciliation of Core NII — Non-GAAP1 Net investment income $ 0.28 $ 0.29 CLO equity adjustments 0.25 0.16 Core NII $ 0.53 $ 0.45 » On May 1, 2024, OFS Credit’s board of directors declared monthly cash distributions of $0.105 per common share, a 5% increase from the prior monthly distribution amount of $0.10 per common share, for common stockholders for each of the three months in the quarter ending July 31, 2024: Month Record Date Payment Date Cash Distribution Per Share May 2024 May 21, 2024 May 31, 2024 $0.105 June 2024 June 18, 2024 June 28, 2024 $0.105 July 2024 July 19, 2024 July 31, 2024 $0.105

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company » We believe CLO equity has the potential to generate higher quarterly cash distributions relative to other high-yielding credit investments - CLOs primarily invest in a diversified pool of loans to large, rated U.S. corporations - Generally, first lien senior secured - Floating rate loans and liabilities providing natural hedge in a changing rate environment - Deep asset class with ~$1.0 trillion of CLOs outstanding1 » Access to infrastructure and resources of large platform - OFS Capital Management is focused on investing in corporate credit and has $4.0 billion in assets under management2 - Senior management has worked together for over 10 years » OFS Capital Management is uniquely positioned to manage OFS Credit Company - OFS Capital Management has dual experience as both a CLO equity investor (structuring expertise) and CLO manager (deep knowledge of underlying senior secured corporate loans) - OFS has managed CLOs since its inception and has invested approximately $23 billion in more than 11,000 transactions primarily through CLO vehicles3 5 1. Source: BofA Global Research. As of March 31, 2024. 2. As of March 31, 2024. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. 3. Refers to CLOs that OFS Capital Management managed and OFS CLO Management, OFS CLO Management II, LLC and OFS CLO Management III manage. These CLOs are not held by OFS Credit. OFS Credit Company (NASDAQ: OCCI)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company 6 Access to Infrastructure and Resources of Large Platform1 » OFS is part of a group of affiliated firms controlled by Richard Ressler that own, operate and manage approximately $33 billion of real assets and corporate credit » Since 1994, OFS Capital Management2 has invested approximately $23 billion in more than 11,000 transactions and has offices in Chicago, Los Angeles and New York City Real Estate / Infrastructure $29.2 billion of Assets Owned or Operated3 Venture Capital $133 million AUM5 Richard S. Ressler Corporate Credit $4.0 billion AUM4 OFS Credit Company (NASDAQ: OCCI) CIM Group OFS Capital Management OCV Partners 1. Despite Mr. Ressler’s involvement in each, none of CIM, OFS, or Orchard Capital Ventures has the benefit of any cross-guarantee. None of these entities are entitled to draw on the capital of any other, and no guarantee of the liabilities of any such entity by any other such entity should be inferred from their relationship. 2. Includes OFSAM Holdings, its predecessor entity, and its direct and indirect subsidiaries. 3. As of December 31, 2023. See Important Disclosures on page 2. 4. As of March 31, 2024. 5. As of December 31, 2023.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Access to Infrastructure and Resources of Large Platform 7 1. As of March 31, 2024. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. $4.0 Billion Assets Under Management1 SMAs/Sub-advised accounts CLO Facilities BDCs OFS Platforms Closed-end Listed Fund » Primarily invests in senior secured, floating rate loans to US based middle-market borrowers » Publicly traded BDC, OFS Capital Corporation (NASDAQ: “OFS”) » Hancock Park Corporate Income, Inc. - non-listed BDC Middle Market Lending » Invests in broadly syndicated loans, primarily in the 1st lien, senior secured tranches of the capital structure. » CLOs » SMAs/Sub-advised accounts Broadly Syndicated Loans » Structure and invest in CMBS, CLO equity and debt » Publicly traded closed-end fund, OFS Credit Company, Inc. (NASDAQ: "OCCI") » SMAs/Sub-advised accounts Structured Credit Investing » Investing across the U.S. corporate loan market » Seasoned investment team with diverse skill set - dedicated industry analysts and loan and CLO structuring expertise within the platform

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Portfolio Composition and Years of Reinvestment 8 Years of Reinvestment Period2, 3Portfolio Composition1 1. Based on fair value as of April 30, 2024. 2. Weighted by fair value as of April 30, 2024. Includes estimated reinvestment end dates for warehouse investments and unsettled trades. 3. The weighted average years of reinvestment period remaining on the investment portfolio is 2.3 years. 4. Represents the fair value of discounted cash flows from additional fees earned from CLO equity investments. 5. Includes securities out of reinvestment period. 4 5

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Portfolio Highlights 9 1. Net of realized gains/(losses) on investments sold or repaid. Includes return of capital distributions received on CLO equity investments which have been optionally redeemed. 2. Includes CLO equity and debt accretion. 3. Represents the fair value of discounted cash flows from additional fees earned from CLO equity investments. Fiscal Quarter Ended (Unaudited) 4/30/2024 1/31/2024 10/31/2023 7/31/2023 4/30/2023 Select Portfolio Funds Roll Data Beginning investment balance at cost $ 225,314,651 $ 219,978,627 $ 195,620,796 $ 187,809,208 $ 181,161,434 Portfolio purchases 15,886,277 15,114,639 36,486,875 10,934,219 9,659,000 Portfolio sales/repayments1 (22,115,258) (7,327,768) (8,500,000) (2,134) (596,231) Accretion/amortization2 6,201,465 6,375,834 6,463,474 6,486,103 6,624,691 CLO equity waterfall payments (9,739,010) (8,826,681) (10,092,518) (9,606,600) (9,039,686) Ending investment balance at cost $ 215,548,125 $ 225,314,651 $ 219,978,627 $ 195,620,796 $ 187,809,208 Fiscal Quarter Ended (Unaudited) 4/30/2024 1/31/2024 10/31/2023 7/31/2023 4/30/2023 Investment Mix - Based on Fair Value CLO equity $ 125,024,619 $ 124,656,334 $ 119,610,277 $ 117,452,848 $ 120,250,397 CLO debt 38,283,192 44,731,684 41,998,429 20,738,248 14,034,112 Loan accumulation facilities — 7,323,750 5,540,417 7,988,000 7,363,500 Other3 1,304,499 923,583 948,605 896,387 935,090 Total Investments $ 164,612,310 $ 177,635,351 $ 168,097,728 $ 147,075,483 $ 142,583,099

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Debt Capital Summary as of April 30, 2024 10 Debt Mix by Remaining Legal Term1 Preferred Stock by Series Funding Source: Outstanding Par NASDAQ Ticker Coupon Payment Frequency Optional Redemption Date Maturity Date Preferred Stock Series C Term Preferred Stock $ 23,000,000 OCCIO 6.125% Monthly April 30, 2023 April 30, 2026 Series D Term Preferred Stock 3,000,000 N/A 6.000% Monthly June 30, 2022 June 10, 2026 Series E Preferred Stock 35,000,000 OCCIN 5.250% Monthly December 31, 2023 December 31, 2026 Total Preferred Stock $ 61,000,000 5.617% 1. Percentages may not sum to 100% due to rounding

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Track Record 11 Cumulative Distributions1 $11.65 per share in distributions declared since inception1 Average quarterly distribution of $0.51 per share1 1. Distributions are not guaranteed. Past performance is not indicative of future results. Includes the most recent distribution declared on May 1, 2024.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Underlying Portfolio Characteristics S&P Rating Distribution of Underlying Obligors1, 2 Maturity Distribution of Underlying Obligors1 Spread Distribution of Underlying Obligors1 1. Source: CLO trustee reports as reported by Intex. Based on the issuers’ most recently reported positions as of April 30, 2024 and weighted by par value as of April 30, 2024. Percentages may not sum to 100% due to rounding. 2. NR represents underlying obligors not rated by S&P. 12

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Industry Exposure and Top 10 Obligors1 13 Top 10 Underlying Obligors Obligor 4/30/24 % of Total Asurion 0.7% Virgin Media 0.5% Univision Communications 0.5% Acrisure 0.5% Altice France 0.5% Peraton 0.5% Athenahealth 0.4% Allied Universal Holdco 0.4% Mcafee 0.4% Blackstone Mortgage Trust 0.4% Total 4.8% Top 10 Industries of Underlying Obligors Moody's Industry Name 4/30/24 % of Total High Tech Industries 9.7% Banking, Finance, Insurance & Real Estate 9.4% Services: Business 9.4% Healthcare & Pharmaceuticals 9.3% Media: Broadcasting & Subscription 4.9% Construction & Building 4.8% Chemicals, Plastics & Rubber 4.7% Hotel, Gaming & Leisure 4.7% Services: Consumer 4.1% Telecommunications 3.9% Total 64.9% 1. Source: CLO trustee reports as reported by Intex.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Trade Secret | Confidential Information Appendices

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company 15 Experienced Leadership of OFS Capital Management Bilal Rashid » President and Senior Managing Director of OFS Capital Management » Chairman, President and Chief Executive Officer of OCCI » 25+ years of experience (10+ with OFS) » Formerly Head of Global Structured Credit At Merrill Lynch, which included CLO team » Actively involved in originating, structuring and managing CLOs throughout career Jeff Cerny » Chief Financial Officer and Senior Managing Director of OFS Capital Management » Director and Chief Financial Officer of OCCI » 35+ years experience (20+ with OFS) » Actively involved in structuring and managing CLOs since 2000 Glen Ostrander » Managing Director of OFS Capital Management – Structured Credit Portfolio Manager » 25+ years of experience (10+ with OFS) » Previously worked in Structured Credit group at Merrill Lynch » Actively involved in originating, structuring and managing CLOs throughout career Ken Brown » Managing Director of OFS Capital Management – Broadly Syndicated Loan Portfolio Manager » 25+ years experience (15+ with OFS) » Previously Vice President at GE Antares Capital » Actively involved in managing CLOs since 2011 Experienced management team that has underwritten through multiple business cycles. The Senior Investment Team of OFS averages over 25 years of experience structuring and investing in CLOs, debt securities, and loans

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company 16 Condensed Balance Sheets As of 4/30/2024 1/31/2024 10/31/2023 7/31/2023 4/30/2023 (Unaudited) (Unaudited) (Audited) (Unaudited) (Unaudited) Assets Investments, at fair value $ 164,612,310 $ 177,635,351 $ 168,097,728 $ 147,075,483 $ 142,583,099 Cash 15,301,126 6,872,267 16,781,214 22,541,930 16,668,884 Other assets 447,586 942,847 1,054,333 1,520,157 778,406 Total assets $ 180,361,022 $ 185,450,465 $ 185,933,275 $ 171,137,570 $ 160,030,389 Liabilities Preferred stock, net $ 59,981,807 $ 59,875,207 $ 62,766,821 $ 62,651,642 $ 62,536,463 Payable to advisor and affiliates 2,343,407 2,646,700 2,772,467 2,252,174 2,326,371 Payable for investments purchased — — — — 2,958,647 Other liabilities 427,500 380,000 205,000 476,026 433,283 Total liabilities 62,752,714 62,901,907 65,744,288 65,379,842 68,254,764 Net assets 117,608,308 122,548,558 120,188,987 105,757,728 91,775,625 Total liabilities and net assets $ 180,361,022 $ 185,450,465 $ 185,933,275 $ 171,137,570 $ 160,030,389 Number of shares outstanding 16,023,177 15,948,379 15,917,015 13,187,300 10,816,509 Net asset value per share $ 7.34 $ 7.68 $ 7.55 $ 8.02 $ 8.48 Preferred stock / net assets1 0.52x 0.50x 0.53x 0.61x 0.70x 1. Calculated on preferred stock principal.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Condensed Statements of Operations 17 Fiscal Quarter Ended (Unaudited) 4/30/2024 1/31/2024 10/31/2023 7/31/2023 4/30/2023 Investment income Interest income $ 8,072,956 $ 8,439,715 $ 9,079,506 $ 7,228,780 $ 6,908,517 Expenses Interest Expense 963,162 979,848 1,021,241 1,021,241 1,021,241 Management fees 789,792 811,596 815,223 750,181 688,480 Administrative fees 277,576 338,743 315,464 322,663 279,852 Professional fees 209,453 300,011 184,380 243,736 174,628 Other general & administrative expenses 204,128 271,571 80,669 80,253 230,188 Total expenses, before incentive fee 2,444,111 2,701,769 2,416,977 2,418,074 2,394,389 Pre-incentive fee net investment income 5,628,845 5,737,946 6,662,529 4,810,706 4,514,128 Incentive fee 1,125,769 1,147,589 1,332,506 962,141 902,825 Net investment income 4,503,076 4,590,357 5,330,023 3,848,565 3,611,303 Net realized gain (loss) on investments (1,896,839) (1,851,708) — — — Net unrealized appreciation (depreciation) on investments (3,256,515) 4,201,599 (3,335,586) (3,319,205) (15,180,424) Net gain (loss) on investments (5,153,354) 2,349,891 (3,335,586) (3,319,205) (15,180,424) Net increase (decrease) in net assets resulting from operations $ (650,278) $ 6,940,248 $ 1,994,437 $ 529,360 $ (11,569,121) Weighted average shares outstanding 15,973,110 15,925,117 14,638,499 11,355,932 10,174,469 Earnings per common share Net investment income per common share $ 0.28 $ 0.29 $ 0.36 $ 0.34 $ 0.35 Net gain (loss) per common share (0.32) 0.15 (0.23) (0.29) (1.49) Net income (loss) per common share $ (0.04) $ 0.44 $ 0.13 $ 0.05 $ (1.14)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Supplemental Schedule - Core Net Investment Income 18 We provide information relating to Core NII (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP NII, but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for differences in applicable cash distributions received on our CLO equity investments relative to income recognized in accordance with GAAP. OFS Capital Management, LLC, our investment adviser, uses this information in its internal analysis of results and believes that this information may be informative in gauging the quality of the Company’s financial performance, identifying trends in its results, and providing meaningful period-to-period comparisons. Income from investments in the “equity” class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method; this is based on an effective yield to the expected redemption of the security utilizing estimated cash flows, at current amortized cost, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The result is an effective yield for the investment in which the respective investment’s cost basis is adjusted quarterly based on the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as “CLO equity adjustments”). Furthermore, in order for the Company to continue to qualify for tax treatment as a regulated investment company, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. Therefore, Core NII may provide a better indication of our estimated taxable income for a reporting period than GAAP NII; we can offer no assurance that will be the case, however, as the ultimate tax character of our earnings cannot be determined until our tax returns are prepared after the close of a fiscal year. We note that this non-GAAP measure may not serve as a useful indicator of taxable earnings, particularly during periods of market disruption and volatility, and, as such, our taxable income may differ materially from our Core NII. The following table provides a reconciliation of GAAP NII to Core NII for the fiscal quarters ended April 30, 2024 and January 31, 2024 (unaudited): Fiscal Quarter Ended April 30, 2024 January 31, 2024 Amount Per Share Amount Per Share Net investment income $ 4,503,076 $ 0.28 $ 4,590,357 $ 0.29 CLO equity adjustments 3,914,723 0.25 2,649,680 0.16 Core net investment income $ 8,417,799 $ 0.53 $ 7,240,037 $ 0.45